Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Schedule of Other Payables
	As of December 31,
	2024	2023
	USD thousands
Due to related parties - salary related	317	620
Accrued expenses and other	692	2,521
Government authorities	65	53
Salary related	126	269
	1,200	3,463